Selling and Marketing Expenses (Details) - Schedule of Selling and Marketing Expenses	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)
Schedule of Selling And Marketing Expenses [Abstract]
Salaries and benefits	$ 1,658,820	$ 1,134,633	$ 1,800,318	$ 1,321,555
Marketing services	369,763	252,918	255,306	158,706
Travel expenses	91,178	62,365	74,425	38,077
Depreciation	180,477	123,446	142,325	61,642
Occupancy and office expenses	24,926	17,049	38,547	21,608
Other	159,741	109,264	154,015	90,486
Total	$ 2,484,905	$ 1,699,675	$ 2,464,936	$ 1,692,074